Convertible Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Convertible Notes Payable [Member]
Debt Disclosure [Text Block]
5.	Convertible Notes Payable

	March 31,	December 31,
	2017	2016
Year of issuance:
2010 (due August 2013)	$25,000	$25,000
Accrued interest	20,063	19,323
Notes payable	$45,063	$44,323

In July 2010, the Company issued an unsecured convertible note payable in the amount of $25,000. The note carries simple interest at a rate of 12% per annum and became due and payable on August 1, 2013. The outstanding amounts are convertible into shares of common stock of the Company at conversion prices of $0.08 per share. This note is currently outstanding and past due, and $20,063 of accrued interest is recorded as of March 31, 2017.

5.	Convertible Notes Payable

	December 31,
	2016	2015
Year of issuance:
2010 (due August 2013)	$25,000	$25,000
2015 (due May 2017)	-	500,000
Accrued interest	19,323	32,890
Total principal and interest	44,323	557,890
Non-current portion of convertible notes payable	-	516,575
Current portion of notes payable	$44,323	$41,315

Notes Issued in 2016 and Converted

During 2016, the Company issued convertible notes payable in the principal amount of $136,000, with simple interest of 10% per year, due at maturity and an average term of 8 months. The notes were convertible at a price of $0.60 upon the occurrence of a public company event or upon voluntary election of the majority of note holders, all as defined in the notes. The holders received warrants, with three-year terms, to purchase 136,000 shares of common stock at an exercise price of $1.00 per share. The Company recognized a debt discount at the dates of issuance in the aggregate amount of $136,000 related to the relative fair value of the warrants and beneficial conversion features, which comprised $70,949 related to the intrinsic value of beneficial conversion features and $65,051 related to the relative fair value of the warrants. The aggregate fair value allocated to the warrants of $65,051 was based on a probability effected Black-Scholes option pricing model with a stock price of $1.00, volatility of 111% - 113% and risk-free rates of 0.81% - 0.90%.

During 2016, the Company issued 242,878 shares of the Company’s common stock upon the conversion of $145,724 of outstanding principal and interest pursuant to the terms of the convertible notes. During the year ended December 31, 2016 the Company amortized a total of $136,000 of valuation discount as interest expense, including applicable portions upon conversion of the notes.

2015 and Prior Issuances

In July 2010, the Company issued an unsecured convertible note payable in the amount of $25,000. The note carries simple interest at a rate of 12% per annum and became due and payable on August 1, 2013. The outstanding amounts are convertible into shares of common stock of the Company at conversion prices of $0.08 per share. This note is currently outstanding and past due, and $19,323 of accrued interest is recorded as of December 31, 2016.

In May 2015, the Company issued a convertible note in the principal amount of $500,000, with interest at 5% per year, and a two-year maturity. The note was convertible within 10 business days after a Going Public Event, which is defined as the occurrence of any of the following:

•	The registration of any class of securities of the Borrower pursuant to an effective registration statement under the Securities Act of 1933, as amended;
•	The registration of any class of securities of the Borrower pursuant to an effective registration statement under the Securities Exchange Act of 1934, as amended;
•
The merger by and between the Company and an entity subject to the reporting obligations under the Securities Exchange Act of 1934, as amended, including both shell and non-shell companies; provided, however, that the Borrower and its equity holders must receive 50% or more of the equity interest in the Reporting Company immediately after the merger.

Upon conversion of the principal amount of the note, the holder was entitled to an undiluted 4.76% equity interest in the Company (as defined). This note was fully converted in 2016, as follows:

On December 27, 2016, the Company received a Notice of Effectiveness from the SEC pursuant to its registration of common stock under the Securities Act of 1933, as amended. On December 31, 2016, the $500,000 note and related accrued interest of $41,644 was converted into 1,408,854 shares of common stock with a fair value of $1,239,792. Pursuant to ASC 480-10-25-14(b), the Company determined that the note is a conditional obligation to issue a variable number of shares with a monetary value that varies based on something other than the fair value of the shares, and is appropriately recorded as a liability under ASC 480-10. Per ASC 480-10-30, obligations to issue a variable number of shares should be measured subsequently at fair value with changes in fair value recognized in earnings, unless other GAAP specifies another measurement attribute. Due to the terms of the note, at issuance in May 2015 it was not practicable to determine a relative fair value for the conversion feature at that time. On December 27, 2016, the going public event occurred when the Company’s Form S-1 was declared effective by the SEC. On December 31, 2016, the holder converted a total of $500,000 note principal and accrued interest of $41,644, into 1,408,854 shares of common stock. At December 31, 2016, the Company had an outside valuation firm determine that the market price of the Company’s stock was $0.88 per share. The fair value of the note principal and accrued interest was $1,239,792 as evidenced by the fair value of shares received upon conversion. Accordingly, at December 31, 2016, the Company recorded a change in fair value expense of $698,147.

As of December 31, 2014, the Company had outstanding $1,137,500 of convertible notes, $237,937 of accrued interest, and $338,510 of unamortized note discount related to the conversion features and warrants issued to the note holders. In addition, during 2015, the Company issued convertible notes payable in the principal amount of $42,500, with simple interest of 10 - 12% per year, due at maturity and an average term of 3 years. The notes are convertible at a price of $0.50 upon the occurrence of a public company event or the next equity financing, or upon voluntary election of the majority of note holders, all as defined in the notes. Certain holders received warrants to purchase 31,687 membership interests equal to 50% of the number of membership units issued upon conversion of the notes, at a price per unit of $0.60 for 50% of the warrants and a price per unit of $0.75 for the remaining 50% of the warrants, with three year terms and contingent upon the conversion of the related note. The Company recognized a debt discount at the dates of issuance in the aggregate amount of $42,500 related to the relative fair value of the warrants and beneficial conversion features, which comprised $25,844 related to the intrinsic value of beneficial conversion features and $16,656 related to the relative fair value of the warrants. The aggregate fair value allocated to the warrants of $16,656 was based on a probability effected Black-Scholes option pricing model with a stock price of $1.50, volatility of 104% - 109% and risk-free rates of 0.83% - 1.03%. All of these notes were converted in 2015, as follows:

During 2015, the Company issued 1,793,692 membership units upon the conversion of $986,542 of outstanding principal and interest pursuant to the terms of the convertible note agreements. Upon conversion, the remaining unamortized debt discount of $119,972 was charged to interest expense. In August 2015, the Company issued 886,988 shares of the Company’s common stock upon the conversion of $480,833 of outstanding principal and interest pursuant to the terms of the convertible notes. Upon conversion, the remaining unamortized debt discount of $143,971 was charged to interest expense.

In connection with the 2015 conversion of notes payable, the Company issued 995,926 membership units valued at $1,135,356 to the holders of the notes as an inducement to convert their notes payable. In addition, as a further inducement to convert the notes, the Company offered to certain holders of the notes 146,000 warrants valued at $165,072 to acquire membership units. The fair value of the warrants was based on a Black-Scholes option pricing model, with a stock price of $1.14, volatility of 113%, and a risk-free interest rate of 0.97%. In connection with the August 2015 conversion of notes payable, the Company issued 50,348 shares of its common stock valued at $57,397 to the holders of the notes as an inducement to convert their notes payable, which was calculated as the excess of the shares actually received over the shares the holder was entitled to receive per the terms of their respective note agreements, multiplied by the fair value of the Company’s common stock of $1.14 per share. Upon conversion, the remaining unamortized debt discount of $381,009 was charged to interest expense.

As of December 31, 2014, the Company had Convertible notes payable of $400,000 and accrued interest of $114,693 outstanding from loans provided to the Company from various related party unit holders. These notes carried simple interest at a rate of 12% per annum and approximate three year terms. In lieu of the repayment of the principal and accrued interest, the outstanding amounts were convertible into membership units at conversion prices ranging from $0.45 - $0.55 per share. The debt discount associated with the notes payable to related parties at December 31, 2014 of $62,052 represented the unamortized discount related to beneficial conversion features and outstanding warrants to purchase membership units, which was amortized to interest expense over the life of the corresponding note payable. These notes were converted in 2015, as follows:

In May 2015, the Company issued 865,602 membership units upon the conversion of $442,493 of outstanding principal and a portion of accrued interest. Upon conversion, the remaining unamortized debt discount was charged to interest expense. In addition, as an inducement to convert the notes, the Company offered to certain holders 350,001 warrants valued at $341,785 to acquire membership units. The fair value of the warrants was based on a Black-Scholes option-pricing model, with a stock price of $1.14, volatility of 113%, a risk-free interest rate of 0.97%, and was recognized as a financing cost.